STOCKHOLDERS' EQUITY - Common stock (Details) - $ / shares	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Common stock, par value	$ 0.001
ENERGY VAULT HOLDINGS, INC
Class of Stock [Line Items]
Common stock, shares authorized		17,800,000	17,800,000	13,000,000
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued		3,038,093	2,148,210	2,148,210
Common stock, shares outstanding		3,038,093	2,148,210	2,148,210
Common Stock
Class of Stock [Line Items]
Common stock, shares outstanding			1,888,400	1,888,400
Common Stock | ENERGY VAULT HOLDINGS, INC
Class of Stock [Line Items]
Common stock, shares authorized		17,800,000	17,800,000	13,000,000
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued		3,038,093	2,148,210	2,148,210
Common stock, shares outstanding		3,038,093	2,148,210